INCOME TAXES - Effective tax reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
U.S. federal statutory tax rate	$ (15,507)
Foreign rate differential	(45)
Changes in valuation allowance	12,608
Change in fair value of convertible promissory notes	1,866
Other nontaxable or nondeductible items	746
Other adjustments	332
Effective Tax Rate	$ 0	$ 0
Tax Jurisdiction of Domicile [Extensible Enumeration]	UNITED STATES
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.S. federal statutory tax rate	21.00%	21.00%
Foreign rate differential	0.05%	(1.00%)
Changes in valuation allowance	(17.00%)	(19.00%)
Change in fair value of convertible promissory notes	(2.50%)
Other nontaxable or nondeductible items	(1.00%)
Other adjustments	(0.55%)
Stock-based compensation		(1.00%)